Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Summary of composition of income tax expenses

The following table presents the composition of income tax expenses for the years ended December 31, 2022, 2023 and 2024:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Current income tax (benefits) expenses	(12,208)	850	(927)	(127)
Deferred income tax (benefits) expenses	(12,881)	(44,631)	48,185	6,601
Income tax (benefits) expenses	(25,089)	(43,781)	47,258	6,474

Schedule of loss before income taxes

Loss before income taxes consists of:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
PRC	(261,306)	(251,578)	(382,509)	(52,404)
Non-PRC	(284,474)	(386,072)	(171,819)	(23,538)
Total	(545,780)	(637,650)	(554,328)	(75,942)

Reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax

A reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax is as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Loss before income tax	(545,780)	(637,650)	(554,328)	(75,942)
Income tax benefits computed at the PRC statutory tax rate of 25%	(136,445)	(159,413)	(138,582)	(18,985)
Effect of different tax rates in different jurisdictions	49,280	84,086	45,721	6,264
Effect of tax holiday and preferential tax rates	4,908	2,981	29,949	4,103
Research and development super-deduction	(9,361)	(8,749)	(10,073)	(1,380)
Non-taxable income(i)	(2,809)	(5,488)	(4,956)	(679)
Non-deductible expenses(ii)	1,783	21,538	9,330	1,278
Effect of change in tax rate	(106,824)	3,080	2,788	382
Outside basis difference on investment	(3,800)	(33,413)	(7,869)	(1,078)
Changes in uncertain tax position	(11,903)	(4,183)	(6,331)	(867)
Effect of goodwill impairment	—	—	22,934	3,142
Withholding tax and others	(4,345)	22,683	17,084	2,339
Changes in valuation allowance	194,427	33,097	87,263	11,955
Income tax (benefits) expenses	(25,089)	(43,781)	47,258	6,474

(i)
Non-taxable income mainly consists of gains on disposal of subsidiaries and long-term investments or upward fair value adjustment of long-term investments that are not subject to tax under the tax laws of different jurisdictions.
(ii)
Non-deductible expenses mainly consist of share-based compensation expenses, entertainments, disposal losses or impairment of long-term investments and other expenses that are not allowed to be deducted under the tax laws of different jurisdictions.

Schedule of deferred tax assets and deferred tax liabilities	Deferred tax assets and liabilities

	As of December 31,
	2024
	RMB	US$
Classification in the consolidated balance sheets:
Deferred tax assets	128,581	17,616
Deferred tax liabilities	43,046	5,897

The tax effects of significant temporary differences that give rise to the deferred tax balances as of December 31, 2023 and 2024 are as follows:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Deferred tax assets:
Tax losses carry forward	708,815	733,771	100,526
Equity investment loss	185,553	177,280	24,287
Allowance for credit losses	35,983	38,071	5,216
Intangible assets and accrued expenses	7,906	8,105	1,110
Share-based compensation	235	235	32
Others	42,474	50,846	6,966
Total deferred tax assets	980,966	1,008,308	138,137
Less: valuation allowance	(786,853)	(874,116)	(119,753)
Net deferred tax assets	194,113	134,192	18,384
Deferred tax liabilities:
Outside basis difference on investment	23,403	15,883	2,176
Equity method investment and unrealized gains	1,112	536	73
Right-of-use asset and others	4,498	5,075	695
Intangible assets acquired from business acquisition	31,137	27,163	3,721
Total deferred tax liabilities	60,150	48,657	6,665

The following table sets forth the movement of the valuation allowances for deferred tax assets for the years presented:

	2023	2024
	RMB	RMB	US$
Balance at January 1	(617,264)	(786,853)	(107,798)
Additions(1)	(215,340)	(127,852)	(17,516)
Decreases	45,751	40,589	5,561
Balance at December 31	(786,853)	(874,116)	(119,753)

(1) In 2023, RMB136,492 (US$19,224) of which was from the business combination as set out in Note3.

Reconciliation of the beginning and ending amount of unrecognized tax benefit	A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	2023	2024
	RMB	RMB	US$
Balance at January 1	172,557	168,416	23,073
Additions based on tax positions related to current year	3,086	467	64
Reversal based on tax positions related to prior years	(9,651)	(7,932)	(1,087)
Foreign exchange translation adjustments	2,424	2,169	297
Balance at December 31	168,416	163,120	22,347